Segment and geographic information - Depreciation and Capital Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 119,777	$ 120,394	$ 126,853
Property and equipment expenditures	217,115	114,999	86,311
Brazil
Segment Reporting Information [Line Items]
Property and equipment expenditures	68,661	50,217	39,127
NOLAD
Segment Reporting Information [Line Items]
Property and equipment expenditures	69,966	23,800	17,250
SLAD
Segment Reporting Information [Line Items]
Property and equipment expenditures	78,162	40,640	29,934
Corporate and Others
Segment Reporting Information [Line Items]
Depreciation and amortization	7,134	5,372	5,288
Property and equipment expenditures	326	342	0
Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	113,312	115,881	122,737
Operating Segments | Brazil
Segment Reporting Information [Line Items]
Depreciation and amortization	55,003	54,883	59,466
Operating Segments | NOLAD
Segment Reporting Information [Line Items]
Depreciation and amortization	32,377	34,810	35,812
Operating Segments | SLAD
Segment Reporting Information [Line Items]
Depreciation and amortization	25,932	26,188	27,459
Purchase Price Allocation
Segment Reporting Information [Line Items]
Depreciation and amortization	$ (669)	$ (859)	$ (1,172)